Document and Entity Information	Sep. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831828
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Vera Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40407
Entity Tax Identification Number	81-2744449
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	770-0077
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value per share
Trading Symbol	VERA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false